As  filed  with  the   Securities  and  Exchange Commission on April 30, 1998.


                                                   1933 Act File No. 333-17161
                                                   1940 Act File No. 811-07951



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           SECURITIES ACT OF 1933       [x]

                       POST-EFFECTIVE AMENDMENT NO. 3   [x]

                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [x]
                               AMENDMENT NO. 4          [x]


                        Catholic Values Investment Trust
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
               ----------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-482-8260
                             -----------------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                 24 Federal Street, Boston, Massachusetts 02110
                ------------------------------------------------
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):
[ ]Immediately  upon filing  pursuant to paragraph (b)
[ ]On (date) pursuant to paragraph  (a)(1)
[x]On May 1, 1998  pursuant to paragraph (b)
[ ]75 days after filing  pursuant  to  paragraph  (a)(2)
[ ]60 days  after  filing  pursuant  to paragraph (a)(1)
[ ]On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:


   Cross Reference  Sheet required by Rule 481(a) under  Securities Act of 1933.

   Part A  --  The Prospectus of Catholic Values Investment Trust Equity Fund

   Part B  --  Statement of Additional Information of Catholic Values Investment
               Trust Equity Fund

   Part C  --  Other Information

   Signatures

   Exhibit Index Required by Rule 483(a) under the Securities Act of 1933

   Exhibits

                        Catholic Values Investment Trust

                  Catholic Values Investment Trust Equity Fund


                              Cross Reference Sheet

Item No.                                                                                       Statement of
FORM N-1A - Part A             Prospectus Caption                                     Additional Information Caption
----------------------------------------------------------------------------------------------------------------------------

 1.......................      Front Cover Page
 2.......................      An Introduction to the Fund, Shareholder   and Fund
                               Expenses
 3.......................      Financial Highlights, Performance Information
 4.......................      An Introduction to the Fund, The Fund's Investment
                               Objective and Policies, Other Investment Policies,
                               Other Information
 5.......................      The Investment Adviser, The Administrator,
                               Distribution Expenses, Service Plan, Back Cover
 5A......................      Not Applicable
 6.......................      Other Information, Distributions by the Fund, Taxes
 7.......................      How to Buy Shares, How the Fund Values its Shares,
                               Tax-Sheltered Retirement Plans
 8.......................      How to Redeem or Sell Shares
 9.......................      Not Applicable


Form N-1A -- Part B
---------------------------------------------------------------------------------------------------------------------------------

10.......................                                                       Front Cover Page and Back Cover
11.......................                                                       Table of Contents
12.......................                                                       Additional Information about the Trust
13.......................                                                       Additional Investment Information, Investment
                                                                                  Restrictions
14.......................                                                       Trustees, Officers and the Catholic Advisory Board
15.......................                                                       Control Persons and Principal Holders of Shares
16.......................                                                       Investment Advisory and Administrative
                                                                                  Services, Custodian, Independent
                                                                                  Certified Public Accountants, Service Plan,
                                                                                  Back Cover
17.......................                                                       Brokerage Allocation
18.......................                                                       Additional Information about the Trust
19.......................                                                       Service Plan, Pricing of Shares,
                                                                                  Principal Underwriter
20.......................                                                       Taxes
21.......................                                                       Principal Underwriter
22.......................                                                       Calculation of Performance and Yield
                                                                                  Quotations
23.......................                                                       Financial Statements

                                  PART A
                      Information Required in a Prospectus





P R O S P E C T U S                                              May 1, 1998
Individual Shares
Institutional Shares
Institutional Service Shares



===============================================================================

                Catholic Values Investment Trust Equity Fund
A mutual fund seeking long-term growth of capital and reasonable current income

===============================================================================

                                   a series of
                        Catholic Values Investment Trust

-------------------------------------------------------------------------------

        Write To:     Catholic Values Investment Trust, c/o Wright Investors'
                      Service Distributors, Inc.,
                      1000 Lafayette Boulevard, Bridgeport, Connecticut 06604


             Call:    888-974-4486

        or e-mail:    funds@catholicinvestment.com


-------------------------------------------------------------------------------

     This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference.


     A Statement of  Additional  Information  dated May 1, 1998 for the Fund has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is available without charge from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 (888-974-4486) or from the Fund's website (http://www.catholicinvestment.com). In addition, the Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund.


     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT
FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.

                                Table of Contents


   An Introduction to the Fund.......................   2
   Shareholder and Fund Expenses.....................   4
   Financial Highlights..............................   5
   The Fund's Investment Objective and Policies......   6
   Other Investment Policies.........................   7
   The Investment Adviser............................   8
   Investment Committee and Catholic Advisory Board..   9
   The Administrator.................................  10
   Distribution Expenses -
    Individual Shares and Institutional Service Shares 10
   Service Plan......................................  11
   How the Fund Values its Shares....................  11
   How to Buy Shares.................................  11
   Distributions by the Fund.........................  14
   Taxes.............................................  14
   How to Redeem or Sell Shares......................  15
   Performance Information...........................  17
   Other Information.................................  18
   Tax-Sheltered Retirement Plans....................  18




     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An Introduction to the Fund

The information summarized below is qualified in its entirety by the more detailed information set forth below in this Prospectus.

     The Trust................Catholic  Values Investment Trust (the "Trust") is
an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and consists of one series (the "Fund"). The Fund is a diversified fund.

     The Fund.................Catholic  Values Investment Trust Equity Fund(the
"Fund").

Individual Shares........Available for purchase by non-institutional investors.

Institutional Shares.....Available for purchase by institutional investors.
and Institutional
Service Shares

     Investment  Objective and  Policies.....The  Fund seeks long-term growth of capital and reasonable current income. The Fund pursues this objective by investing in a broadly diversified portfolio consisting primarily of equity securities of high-quality, well-established and profitable U.S. and non-U.S. companies which meet strict quality and religious standards. The companies in which the Fund may invest must offer products or services and undertake activities that are consistent with the core teachings of the Roman Catholic Church (the "Catholic Church").

     The Investment  Adviser...........The  Fund has engaged  Wright  Investors'
Service, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 ("Wright" or the "Investment Adviser"), as investment adviser to carry out the investment and reinvestment of its assets.


     Catholic Advisory  Board........The  Fund has appointed a Catholic Advisory
Board of prominent lay members of the Catholic Church who are familiar with the basic tenets and core teachings of the Catholic Church. The Board, guided by the magisterium of the Catholic Church, consults with the Investment Adviser and assists the Investment Adviser to identify companies and other issuers of securities to avoid investments in companies whose products, services or activities are inconsistent with core Catholic Church teachings.


     The  Administrator........The  Fund has  retained  Eaton  Vance  Management
("Eaton Vance" or the "Administrator"), 24 Federal Street, Boston, Massachusetts 02110, as administrator to manage its legal and business affairs.

     The  Distributor..........Wright   Investors'  Service  Distributors,  Inc.
("WISDI" or the "Principal Underwriter") is the Distributor of the Fund's shares.

     How to Purchase Individual Shares of the Fund..........Individual Shares of
the Fund may be purchased at the net asset value per share next detemined after receipt and acceptance of the purchase order. There is no initial sales charge on the purchase of Individual Shares. There is a contingent deferred sales charge ("CDSC") of 1% imposed on redemptions of Individual Shares made within one year of the date of purchase. See "How to Redeem or Sell Shares." The minimum initial investment is $1,000, which will be waived for investments in individual retirement plans and in retirement plans for self-employed individuals. There is no minimum amount for subsequent purchases. The minimum account size is $500, which will also be waived for investments in individual retirement plans and in retirement plans for self-employed individuals. The $1,000 minimum initial investment and $500 minimum account size is waived for the Automatic Investment Program which may be established with an investment of $50 or more. A minimum of $50 is applicable to each subsequent investment through an Automatic Investment Program. See "How to Buy Shares."

     How to Purchase  Institutional  Shares and Institutional  Service Shares of
the  Fund..........Institutional  Shares and Institutional Service Shares of the
Fund may be purchased at the net asset value per share next determined after receipt and acceptance of the purchase order. There is no sales charge on the purchase of Institutional Shares or Institutional Service Shares of the Fund. The minimum initial investment for Institutional Shares and Institutional Service Shares is $3,000,000 and $500,000, respectively. Institutional Service Share minimums will be waived for investments in 401(k), 403(b) and other qualified retirement plans. There is no minimum amount for subsequent purchases. The minimum account size for Institutional Shares and Institutional Service Shares is $500,000 and $100,000, respectively. The minimum account size for Institutional Service Shares shareholders will be waived for investments in 401(k), 403(b) and other qualified retirement plans of companies and other entities. See "How to Buy Shares."

     Distribution Options.....Distributions are paid in additional shares at net asset value or cash as the shareholder elects. Unless the shareholder has elected to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same class of the Fund at the net asset value per share as of the reinvestment date.

     Redemptions..............Shares  may be redeemed  directly from the Fund at the net asset value per share next determined after receipt of the redemption request in good order, less any applicable CDSC. A telephone redemption privilege is available. The Fund reserves the right to redeem any (i) Individual Share account if the net asset value of such account falls below $500, (ii) Institutional Share account if the net asset value of such account falls below $500,000, and (iii) Individual Service Share account if the net asset value of such account falls below $100,000. These minimums will be waived for investments in 401(k), 403(b) and other qualified retirement plans. See "How to Redeem or Sell Shares."

     Net  Asset  Value..........The  net  asset  value  per share of the Fund is calculated on each day the New York Stock Exchange ("NYSE") is open for trading. Call (800) 888-9471 for the previous day's net asset value. The net asset value is also available on the Fund's website, www.catholicinvestment.com.


     Taxation.................The  Fund  intends to  continue  to qualify and be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Consequently, the Fund should not be liable for federal income tax on net investment income and net realized capital gains that are distributed to its shareholders in accordance with applicable timing requirements.


     Shareholder   Communications..............Each   shareholder  will  receive
annual  and  semi-annual  reports  containing  financial  state-  ments,  and  a statement confirming each share transaction. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Account statements indicating total shares of the Fund owned will be mailed quarterly.

Shareholder and Fund Expenses


     The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. The percentages shown below representing "Other Expenses" are based on estimates for the current fiscal year.


                                                             Institutional
                              Individual    Institution         Service
                                 Shares        Shares*           Shares
-------------------------------------------------------------------------------

Shareholder Transaction Expenses

Maximum Initial Sales
  Charge on Purchases             None          None              None

Maximum Sales Charge on
  Reinvestment of Dividends       None          None              None

Maximum Deferred Sales Charge
  (as a percentage of original
  purchase price or redemption
  proceeds, as applicable)        1.00%         None              None

Redemption Fees                   None          None              None

Exchange Fee                      None          None              None

Annualized Fund Operating Expenses
(as a percentage of average net assets)

Investment Adviser Fee           0.00%          0.00%            0.00%
  (after fee reductions)

12b-1 Distribution Expense       0.08%          None             0.25%
  (after fee reductions, Individual Class only)

Other Expenses                   1.91%          0.99%            1.25%
                                ------         ------           ------
  (after expense limitations)

Total Operating Expenses         1.99%          0.99%            1.50%
  (after fee reductions and expense limitations)(1)

-------------------------------------------------------------------------------

(*) As of December 31, 1997, the Institutional Share Class had not commenced operations.

(1) The Investment Adviser, Administrator and Distributor have temporarily and voluntarily agreed to limit each Class's expenses by reducing fees and reimbursing each Fund's operating expenses.

    In the absence of such an agreement, the Investment Adviser Fee, 12b-1 Distribution Expense, Other Expenses (including the administration fee of 0.07%) and Total Operating Expenses of Individual Shares Class would be 0.75%, 0.75%, 4.19% and 5.69%, respectively; the Investment Adviser Fee, estimated Other Expenses (including the administration fee of 0.07%) and estimated Total Operating Expenses of the Institutional Shares Class would be 0.75%, 0.99% and 1.74%, respectively; and the Investment Adviser Fee, Other Expenses (including the administration fee of 0.07%) and Total Operating Expenses of the Institutional Service Shares Class would be 0.75%, 3.75% and 4.50%, respectively.

    Custodian fees were reduced by credits resulting from Fund cash balances with the Trust's Custodian. If these credits were not reflected in the above table, the Total Operating Expenses of the Individual Shares Class and the Institutional Service Shares Class would be 2.24% and 1.73%, respectively.


Example of Fund Expenses

     The following is an illustration of the total transaction and operating expenses that an investor in the Fund would bear over different periods of time, with or without redemption at the end of each time period, assuming an investment of $1,000 and a 5% annual return on the investment.

                                          1            3
                                        Year         Years
-------------------------------------------------------------------------------

Individual Shares*


  -  Assuming complete
     redemption at end of period         $30          $73

  -  Assuming no redemption              $20          $62

Institutional Shares                     $10          $32

Institutional Service Shares             $15          $47

-------------------------------------------------------------------------------

* Individual Shares redeemed during the first year after purchase are subject to a 1% CDSC.

     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary.

     The Fund's payment of a distribution fee for Individual Shares and Institutional Service Shares may result in a long-term shareholder of Individual Shares or Institutional Service Shares indirectly paying more than the economic equivalent of the maximum initial sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.

Financial Highlights


     The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in the annual report to shareholders which may be obtained without charge by contacting the Fund's Principal Underwriter at (888) 974-4486.
As of December 31, 1997, no Institutional Shares were sold.



                                                             May 1, 1997 (start of business) to December 31, 1997
                                                 ---------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                 Institutional Service Shares     Individual Shares
----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period........                  $  10.000                 $  10.000
                                                               --------                  --------

Income (Loss) from Investment Operations:
   Net investment loss*.....................                  $  (0.000)(+)             $  (0.024)
   Net realized and unrealized gain
     on investments.........................                      1.930                     1.934
                                                                --------                  --------

     Total income
       from investment operations...........                  $   1.930                 $   1.910
     Less distributions from net realized gain
       on invetments........................                     (0.040)                   (0.040)
                                                                --------                  --------

Net asset value, end of period..............                  $  11.890                 $  11.870
                                                               =========                 =========

Total Return (1)............................                      19.31%                    19.11%
Ratios/Supplemental Data:
   Net assets, end of period (000 omitted)..                   $  8,686                  $   1,397
   Ratio of expenses to average daily net assets*                 1.73%(3)(4)                2.24%(3)(4)
   Ratio of net investment loss to average
     daily net assets.......................                     (0.01%)(3)                 (0.44%)(3)
   Portfolio turnover rate..................                        14%                        14%
   Average commission rate paid (2) ........                   $  0.072                 $   0.072

 * During the period, the Investment Adviser, the Administrator and the Principal Underwriter waived all or a portion of their fees and the Investment Adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                         Institutional Service Shares   Individual Shares
                                                         ----------------------------   -----------------

Net investment loss per share...............                    $  (0.047)                $  (0.212)
                                                                  =========                 =========
Annualized Ratios (As a percentage of average daily net assets):
     Expenses ..............................                        4.50% (3)                 5.69% (3)
     Net investment loss....................                       (2.78%)(3)                (3.89%)(3)


(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the record date.
(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year on which commissions were charged.
(3) Annualized.
(4) Custodian fees were reduced by credits resulting from cash balances the Fund maintained with the custodian. The computation of net expenses to average daily net assets reported above is computed without consideration of such credit. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 1.48% and 1.99% for the Institutional Service and Individual Shares, respectively.
(+) Amount represents less than ($0.001) per share.


The Fund's Investment Objective And Policies

     The Fund's objective is long-term growth of capital and reasonable current income. Reasonable current income means that amount of income that can be achieved, consistent with the Fund's goal of long-term growth of capital, from a predominantly equity portfolio.

     The Fund will, through continuous supervision by Wright and the Catholic Advisory Board, pursue its objective by investing in a broadly diversified portfolio consisting primarily of equity securities of high-quality, well-established and profitable U.S. and non-U.S. companies that offer products or services and undertake activities that are consistent with the core teachings of the Catholic Church.


How Investments are Selected

     Securities selected for the Fund are drawn from investment lists prepared by Wright and known as The Approved Wright Investment List (the "AWIL") and The International Approved Wright Investment List (the "International AWIL"). Securities drawn from these Investment Lists will be reviewed for compliance with the core teachings of the Catholic Church by the Catholic Advisory Board, which is appointed by the Board of Trustees of the Trust (the "trustees") and is made up of prominent lay members of the Catholic Church.


     The Approved Wright Investment Lists (AWIL and International AWIL). Wright systematically reviews about 5,200 U.S. companies and about 12,500 non-U.S. companies in The Worldscope(R) database which it developed. This review first identifies those companies which, on the basis of at least five years of audited records, meet the minimum standards of prudence (e.g. the value of the company's assets and shareholders' equity exceeds certain minimum standards and its operations have been profitable during the last three years) and thus are suitable for consideration by fiduciary investors. Companies meeting these requirements (about 2,300 companies) are considered by Wright to be suitable for prudent investment. They may be large or small, may have their securities traded on exchanges or over the counter and may include companies not currently paying dividends on their shares.

     These approximately 2,300 companies are then subjected to extensive analysis and evaluation in order to identify those which meet Wright's 32 fundamental standards of Investment Quality. Only those companies which meet or exceed all of these standards (a subset of the 2,300 companies considered suitable for prudent investment) are eligible for selection by the Wright Investment Committee for inclusion in the Investment Lists. See the Statement of Additional Information for a more detailed description of Wright Quality Ratings and the Investment Lists.


     All companies on the Investment Lists are, in the opinion of Wright, soundly financed with established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets for their publicly owned shares. The companies on the Investment Lists will be referred to in this prospectus as "Blue Chips."

     The Catholic Advisory Board. The Catholic Advisory Board assures that the Fund's investments are consistent with Catholic values. Each member of the Board is involved in various Catholic organizations and activities and is in contact with numerous Catholic institutions and Catholic clergy. Using the best publicly available information obtainable by Wright, the Catholic Advisory Board will identify those companies recommended by Wright whose products, services and/or activities are substantially consistent with core Catholic Church teachings. In addition, information received from shareholders, secondary materials, and general input from interested sources is consistently reviewed and evaluated. The result is continuous dialogue, continuous information input, continuous review, and thus continuous evaluation. It is believed that independent thinking and independent information support a Fund that adheres to Catholic doctrine while balancing changes in the market place, changes in informational input, and changes in value systems. Thus, the Fund combines Catholic values with investment values.

     The Catholic Advisory Board will have sole discretion to determine which companies meet the Fund's religious criteria. Wright will be solely responsible for evaluating the investment merits of the Fund's portfolio holdings. When a company is found not to be in compliance with core Catholic teachings, Wright is asked to remove it from the portfolio. This policy may cause the Fund to dispose of a security at a time when it may be disadvantageous from an investment viewpoint to do so.

     As the Fund will consider for investment only securities which meet the Fund's investment and religious criteria, the return on securities chosen may be lower than if the Fund considered only investment criteria when selecting investments. However, Wright does not expect there will be a material effect on the performance.

     Primary Investments. The Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities of Blue Chip companies, including common stocks, preferred stocks, warrants and securities convertible into stock. As a matter of nonfundamental policy, it is expected that the Fund will normally be fully invested in equity securities. However, the Fund may invest up to 20% of its net assets in the short-term debt securities described under "Defensive and Certain Short-Term Investments." In addition, for temporary defensive purposes the Fund may hold cash or invest more than 20% of its net assets in these short-term debt securities.

Other Investment Policies

     The Fund has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may be changed only by the vote of a majority of the Fund's outstanding voting securities.

     Foreign Investments. The Fund may invest up to 30% of its total assets in equity securities of foreign companies that are on the International AWIL and that are traded on a securities market of the country in which the company is located or other foreign securities exchanges. In addition, the Fund may purchase securities in the form of American Depositary Receipts ("ADRs") or similar securities representing interests in an underlying foreign security. ADRs are not necessarily denominated in the same currency as the underlying foreign securities. If an ADR is not sponsored by the issuer of the underlying foreign security, the institution issuing the ADR may have reduced access to information about the issuer.

     Investments in foreign securities involve risks in addition to those associated with investments in the securities of U.S. issuers. These risks include less publicly available financial and other information about foreign companies; less rigorous securities regulation; the potential imposition of currency controls, foreign withholding and other taxes; and war, expropriation or other adverse governmental actions. Foreign equity markets may be less liquid than United States markets and may be subject to delays in the settlement of portfolio transactions. Brokerage commissions and other transaction costs in foreign markets tend to be higher than in the United States. The value of foreign securities denominated in a foreign currency will vary in accordance with changes in currency exchange rates, which can be volatile. In addition, the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. These considerations generally are of greater concern in developing countries.

     Warrants and Convertible Securities. The Fund may invest up to 5% of its net assets in warrants. Warrants acquired by the Fund will entitle it to buy common stock at a specified price and time. The Fund may invest up to 5% of its net assets in convertible securities. Convertible debt securities and convertible preferred stock entitle the Fund to acquire the issuer's stock by exchange or purchase at a predetermined rate.

     Borrowing; Portfolio Securities Loans. The Fund may borrow for temporary or emergency purposes in an amount up to one-third of the Fund's total assets. The Fund may lend portfolio securities with a value up to 30% of its total assets to enhance its income. Each loan must be fully collateralized by cash or other eligible assets (e.g., U.S. Government securities or cash equivalents such as certificates of deposit, commercial paper, and other short-term money market instruments). The Fund may pay reasonable fees in connection with securities loans. Wright will evaluate the creditworthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers.

     Diversification. The Fund is diversified and therefore may not, with respect to 75% of its total assets, (1) invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities, or
(2) acquire more than 10% of the outstanding voting securities of any one issuer. The Fund will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry.

     Illiquid Securities. The Fund may purchase restricted securities, including those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper sold in reliance on Section 4(2) of the Securities Act. The trustees will monitor the Fund's investments in these securities, focusing on certain factors, including valuation, liquidity and availability of information. The trustees may adopt guidelines and delegate to Wright the daily monitoring and determination of the liquidity of restricted securities. Purchases of restricted securities, other than liquid Rule 144A securities and Section 4(2) commercial paper, are subject to an investment restriction limiting all the Fund's illiquid securities to not more than 15% of the Fund's net assets. Illiquid securities include repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities.

     Defensive and Certain Short-Term Investments. Under normal market conditions up to 20% of the Fund's net assets or, during periods of unusual market conditions, when Wright believes that investing for temporary defensive purposes is appropriate, all or any portion of the Fund's assets may be held in cash, money market instruments or other short-term obligations. These include short-term obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities); and U.S. dollar denominated, high quality commercial paper, short-term corporate obligations, other debt instruments, certificates of deposit, bankers' acceptances and time deposits of domestic and foreign banks. The Fund may invest in instruments and obligations of banks that have other relationships with the Fund, Wright or Eaton Vance. No preference will be shown towards investing in banks which have such relationships.

     The prices of fixed income securities vary inversely with interest rates. Therefore, the value of the Fund's investments in convertible securities and short-term obligations will decline when interest rates are rising. The investment objective and, unless otherwise indicated, policies of the Fund may be changed by the Trustees without a vote of the Fund's shareholders. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. The market price of securities held by the Fund and the net asset value of the Fund's shares will fluctuate in response to stock market developments and currency exchange rate fluctuations.


The Investment Adviser

     The Fund has engaged Wright to act as its investment adviser pursuant to its Investment Advisory Contract. Wright, acting under the general supervision of the Trust's trustees, furnishes the Fund with investment advice and management services. The trustees of the Trust are responsible for the general oversight of the conduct of the Fund's business. Wright is a wholly-owned subsidiary of The Winthrop Corporation ("Winthrop"). The estate of John Winthrop Wright is a controlling shareholder of Winthrop and Wright.


     Wright is a leading independent international investment management and advisory firm which, together with its parent, Winthrop, has more than 30 years of experience. Its staff of over 125 people includes a highly respected team of economists, investment experts and research analysts. Wright manages assets for bank trust departments, corporations, unions, municipalities, eleemosynary institutions, professional associations, institutional investors, fiduciary organizations, family trusts and individuals as well as mutual funds. Wright originated one of the world's largest and most complete databases, Worldscope(R), with financial information on 17,700 domestic and international corporations. At the end of 1997, Wright managed approximately $4 billion of assets.


     Under the Fund's Investment Advisory Contract, the Fund is required to pay Wright a monthly advisory fee at the annual rates (as a percentage of average daily net assets) set forth in the table below.

                            ANNUAL ADVISORY FEE RATES

                   Under          $500 Million           Over
               $500 Million       to $1 Billion       $1 Billion
               -------------------------------------------------

                   0.75%              0.73%              0.68%

     Wright has agreed not to impose a portion of its management fee and to make other arrangements, if necessary, to limit other expenses of the Fund to the extent required to reduce operating expenses of (i) the Individual Shares to 1.99% of the average daily net assets attributable to Individual Shares, (ii) the Institutional Shares to 0.99% of the average daily net assets attributable to Institutional Shares, and (iii) Institutional Service Shares to 1.50% of the average daily net assets attributable to Institutional Service Shares. This agreement is voluntary and temporary and may be revised or terminated by Wright at any time with or without notice to shareholders.


     As of December 31, 1997, the aggregate net assets of the Fund were $10,082,645. For the period from the start of business, May 1, 1997, to December 31, 1997, the Fund would have paid an advisory fee equivalent to 0.74%. To enhance the net income of the Fund, Wright made a reduction of the advisory fee in the full amount and was allocated a portion of the expenses related to the operation of the Fund in the amount of $54,873.


     Pursuant to the Investment Advisory Contract, Wright also furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. The Fund is responsible for the payment of all expenses relating to its operations other than those expressly stated to be payable by Wright under its Investment Advisory Contract.

     Wright places the portfolio security transactions for the Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other advisory accounts. Wright seeks to execute the Fund's portfolio security transactions on the most favorable terms and in the most effective manner possible. Subject to the foregoing, Wright may consider sales of shares of the Fund or of other investment companies sponsored by Wright as a factor in the selection of broker-dealer firms to execute such transactions.


     Wright is also the investment adviser to certain of the funds in The Wright Managed Equity Trust and The Wright Managed Income Trust; all the funds in The Wright Managed Blue Chip Series Trust and The Wright EquiFund Equity Trust (the "Wright Funds"); and the portfolios in The Wright Blue Chip Master Portfolio Trust. Additional information may be obtained from the website maintained by Wright (http://www.wrightinvestors.com).

     Like most mutual funds, the Fund relies on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. The Investment Adviser and the Administrator are taking steps that they believe are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund or its shareholders.



Investment Committee
and Catholic Advisory Board

Investment Committee

     An Investment Committee of eight officers of Wright, all of whom are experienced analysts, exercises disciplined direction and control over all purchases and sales of securities, policies and procedures for the Fund. The members of the Investment Committee are as follows:

     Peter M. Donovan, CFA, President and Chief Executive Officer of Wright. Mr. Donovan received a BA Economics from Goddard College and joined Wright from Jones, Kreeger & Co., Washington, D.C. in 1966. Mr. Donovan is the president of The Wright Managed Income Trust, The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust, The Wright EquiFund Equity Trust, Catholic Values Investment Trust and The Wright Blue Chip Master Portfolio Trust. He is also director of Aetna Master Fund, a Luxembourg SICAV. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.


     Judith R. Corchard, Chairman of the Investment Committee, Executive Vice President - Investment Management of Wright. Ms. Corchard attended the University of Connecticut and joined Wright in 1960. Ms. Corchard is also a member of the New York Society of Security Analysts, the Hartford Society of Financial Analysts, and AIMR. She is a vice president and trustee of The Wright Managed Income Trust, The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust, The Wright EquiFund Equity Trust, Catholic Values Investment Trust and The Wright Blue Chip Master Portfolio Trust.


     Jatin J. Mehta, CFA, Chief Investment Officer - U.S. Equities of Wright. Mr. Mehta received a BS Civil Engineering from University of Bombay, India and an MBA from the University of Bridgeport. Before joining Wright in 1969, Mr. Mehta was an executive of the Industrial Credit Investment Corporation of India, a World Bank agency in India for financial assistance to private industry. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     Harivadan K. Kapadia, CFA, Senior Vice President - Investment Analysis and Information of Wright. Mr. Kapadia received a BA (hon.) Economics and Statistics and MA Economics from University of Baroda, India and an MBA from the University of Bridgeport. Before joining Wright in 1969, Mr. Kapadia was Assistant Lecturer at the College of Engineering and Technology in Surat, India and Lecturer, at the B.J. College of Commerce, VVNagar, India. He has published the textbooks:
"Elements of Statistics," "Statistics," "Descriptive Economics," and "Elements of Economics." He was appointed Adjunct Professor at the Graduate School of Business, Fairfield University in 1981. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.


     Michael F. Flament, CFA, Senior Vice President - Investment and Economic Analysis of Wright. Mr. Flament received a BS Mathematics from Fairfield University; an MA Mathematics from University of Massachusetts and an MBA Finance from the University of Bridgeport and joined Wright in 1972. He is a trustee of The Wright Managed Blue Chip Series Trust and a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     James P. Fields, CFA, Senior Vice President and Investment Officer of Wright. Mr. Fields received a BS Accounting from Fairfield University and an MBA Finance from Pace University. He joined Wright in 1982 and is also a member of the New York Society of Security Analysts.

     Amit S. Khandwala, Senior Vice President -International Investments of Wright. Mr. Khandwala received a BS (Economics, Accounting, International Business and Computers) from University of Bombay, India, and an MBA (Investments, Corporate Finance, International Finance & International Marketing) from the University of Hartford. Mr. Khandwala has taught in the Executive MBA Program at the University of Hartford Business School and his research on ADRs has been published in The Journal of Portfolio Management. He was involved in establishing the Stamford Society of Securities Analysts and is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts. He joined Wright in 1986.


     Charles T. Simko, Jr., Vice President - Investment Research of Wright. Mr. Simko received a BS in Mathematics from Fairfield University. He joined Wright in 1985.

Catholic Advisory Board

     The Catholic Advisory Board consults with the Investment Adviser in order to avoid investing in the securities of any issuer whose products and/or activities are inconsistent with core Catholic Church teachings. The members of the Catholic Advisory Board are as follows:

     Thomas P. Melady, Chairman, former U.S. Ambassador to Burundi, Uganda and to the Holy See, President Emeritus of Sacred Heart University.

     Margaret M. Heckler, Eight term Congresswoman from the Massachusetts 10th District, former Secretary of the Department of Health and Human Services, former Ambassador to Ireland.

     Bowie K. Kuhn, former Commissioner of Baseball.


     Timothy J. May, Senior Partner, Patton Boggs, L.L.P.


     Thomas S. Monaghan, President, CEO and Chairman of the Board of Domino's Pizza, Inc.

     William A. Wilson, former (and first) U.S. Ambassador to the Holy See.


     Although he is not in any way connected with the Fund, His Eminence John Cardinal O'Connor is the Ecclesiastical Advisor to the Catholic Advisory Board.



The Administrator


     The Trust engages Eaton Vance as its administrator under an Administration Agreement dated February 1, 1998. Under the Administration Agreement, Eaton Vance is responsible for managing the legal and business affairs of the Fund, subject to the supervision of the Trust's trustees. Eaton Vance's services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the trustees' and shareholders' meetings and other administrative services necessary to conduct the Fund's business. Eaton Vance will not provide any investment management or advisory services to the Fund. For its services under the Administration Agreement, Eaton Vance receives a monthly administration fee at the annual rates (as a percentage of average daily net assets) set forth in the following table.


                         ANNUAL ADMINISTRATION FEE RATES

                             Under               Over
                         $100 Million        $500 Million
                         -------------       -------------
                             0.07%               0.04%

     For the period from the start of business, May 1, 1997, to December 31, 1997, the Fund would have paid an administration fee equivalent to 0.07%. Eaton Vance waived the full amount of the administration fee.

     Eaton Vance, its affiliates and its predecessor companies have been primarily engaged in managing assets of individuals and institutional clients since 1924 and managing, administering and marketing mutual funds since 1931. Total assets under management are approximately $25 billion. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp. ("EVC"), a publicly-held holding company.



Distribution Expenses - Individual Shares and
Institutional Service Shares


     In addition to the fees and expenses payable by the Fund in accordance with the Investment Advisory Contract and Administration Agreement, the Fund pays for distribution expenses of the Individual Shares and Institutional Service Shares pursuant to a Distribution Plan (the "Plan") adopted by the Trust and designed to meet the requirements of Rule 12b-1 under the 1940 Act. The Plan authorizes the Fund to finance any activities primarily intended to result in the sale of the Fund's Individual Shares and Institutional Service Shares. Authorized expenses include compensation paid to
and   expenses   incurred  by  officers,   trustees,   employees  or  sales
representatives of the Trust, including telephone expenses and the cost of printing prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature and advertising. The expenses covered by the Plan may include payments to any separate distributors under agreement with the Trust for activities primarily intended to result in the sale of the Fund's Individual Shares and Institutional Service Shares.

     The Trust's principal underwriter is Wright Investors' Service Distributors, Inc. ("WISDI" or the "Principal Underwriter"), a wholly owned subsidiary of Winthrop. Under the Plan, the Fund will pay on an annual basis up to 0.75% and 0.25%, respectively, of its average daily net assets attributable to Individual Shares and Institutional Service Shares to WISDI or to other providers of distribution services designated by WISDI.


     For the period from the start of business, May 1, 1997, to December 31, 1997, the Fund made distribution expense payments (as an annualized percentage of average daily net assets) of 0.08% for the Individual Shares. To enhance the net income of the Individual Shares, the Principal Underwriter made a reduction of its fee by $4,257. For the same period, the Fund made distribution expense payments (as an annualized percentage of average daily net assets) of 0.25% for the Institutional Service Shares.


     The Principal Underwriter may use the distribution fee for its expenses of distributing the Fund's Individual Shares and Institutional Service Shares, including allocable overhead expenses. Distribution expenses not specifically attributable to the Fund's Individual Shares or Institutional Service Shares are allocated among the Fund and certain other investment companies for which WISDI acts as Principal Underwriter, based on the amount of sales of the Fund's Individual Shares or Institutional Service Shares resulting from the Principal Underwriter's distribution efforts and expenditures. If the distribution fee exceeds the Principal Underwriter's expenses, the Principal Underwriter may realize a profit from these arrangements.

     The Fund pays no distribution expenses with respect to the Institutional Shares.

Service Plan


     The Trust has adopted a Service Plan (the "Service Plan") which allows the Fund to reimburse WISDI for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of shares. The services provided by these intermediaries may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, processing orders to purchase, redeem or exchange shares for customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures. The amount of the service fee payable under the Service Plan with respect to each class of shares of the Fund may not exceed 0.25% annually of the average daily net assets attributable to the respective classes. For the Institutional Service Shares, the amount of service fee payable is reduced by the amount of any 12b-1 fees paid for distribution activities.

     For the period from the start of business, May 1, 1997, to December 31, 1997, the Fund did not make any payment of service fees.



How the Fund Values its Shares

     The Trust values the shares of each class of the Fund once on each day the NYSE is open as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The net asset value per share of each class is determined by Investors Bank & Trust Company ("IBT"), the Fund's custodian (as agent for the
Fund) with the assistance of Wright for securities that involve valuation problems. Such determination is accomplished by dividing the number of outstanding shares of each class of the Fund into the net assets attributable to that class. The net asset value of each class can differ.

     Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Unlisted or listed securities, for which closing sale prices are not available, are valued at the mean between latest bid and asked prices. Fixed income securities for which market quotations are readily available are valued on the basis of valuations supplied by a pricing service. Fixed income and equity securities for which market quotations are unavailable, restricted securities, and other assets are valued at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value.


How to Buy Shares

     Shares of the Fund are sold without an initial sales charge at the net asset value next determined after the receipt of a purchase order.

 Minimum Initial Investment
      Individual Shares: $1,000
      Institutional Service Shares: $500,000
      Institutional Shares: $3,000,000
------------------------------------------------------------------------------


 Waiver of Minimum Initial  Investment
   o Waived for investments in qualified retirement plans and for participants in certain fee-based programs. (Individual Shares and Institutional Service Shares only.)
   o Waived for the Automatic Investment Program and Individual Retirement Accounts (IRAs). (Individual Shares only.)

-------------------------------------------------------------------------------
Purchasing By Mail - Initial Purchase
   o Obtain an account application form from WISDI, then complete and sign the form.
   o Mail the form with a check, Federal Reserve draft or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars to the order of Catholic Values Investment Trust, to First Data Investor Services Group (the "Transfer Agent") at the following address:


           First Data Investor  Services Group
           Catholic Values  Investment  Trust
           P.O. Box 5156
           Westborough, Massachusetts 01581-9698
-------------------------------------------------------------------------------

Purchasing  By Mail -  Subsequent  Purchases
   o May be made at any time by check, Federal Reserve draft, or other negotiable bank draft, drawn on a U.S.bank and payable in U.S. dollars to the order of Catholic Values Investment Trust, and mailed to the Transfer Agent at the above address.
   o Identify the account and the account number when sending payment.
-------------------------------------------------------------------------------

Purchasing  By Wire -  Initial  Purchase
   o Telephone the Fund at (800)225-6265, ext. 7750, to advise of the action and to obtain an account number.
   o Obtain an account application form from WISDI, then complete, sign and mail the form to the Transfer Agent at the above address.
   o Instruct your bank to wire immediately available funds to:

        Boston Safe Deposit and Trust Company
        One Boston Place
        Boston, Massachusetts
        ABA:  011001234
        Account: 081345
        Further  Credit:Catholic Values Investment Trust Equity Fund
        (Include your Fund account number)
-------------------------------------------------------------------------------

Purchasing  By Wire -  Subsequent  Purchases
   o Telephone the Fund at (800)225-6265, ext. 7750, prior to each transmission.
   o Repeat the wire procedure described above.

 Purchasing  Electronically  over the  Internet  -  Subsequent  Purchases
   o Shareholders with access to the Internet may, after following prope security procedures, check the status of and enter transactions for their own accounts.
   o Contact WISDI to make arrangements for electronic funds transfer using Automated Clearing House (ACH) procedures. This requires that you provide certain bank account information so that funds can be transferred between your mutual fund and bank accounts. We do not accept or send bank account or credit card information over the Internet.
   o Account access is highly secured to prevent unauthorized access. You will need a browser capable of supporting SSL 2.0(Secure Sockets Layer)such as Netscape's Navigator 3.0 or higher or Microsoft's Internet Explorer 3.0 or higher. You will also need your social security or tax identification number (SSN)and a personal identification number (PIN). WISDI will advis how to obtain a PIN which will be known only to you.


-------------------------------------------------------------------------------

 Automatic  Investment Program (Individual  Shares only)
   o Investments of $50 or more may be made each month or quarter in automatic withdrawals from your bank account.
   o Obtain an account application form from WISDI, then complete, sign and mail the form to the Transfer Agent at the address on the previous page.
   o $1,000 minimum initial investment and $500 minimum account requirements are waived.
--------------------------------------------------------------------------------

     Purchase through Exchange of Portfolio Securities. Investors wishing to purchase shares of the Fund through an exchange of portfolio securities should contact WISDI to determine the acceptability of the securities and make the proper arrangements. Shares of the Fund may be purchased, in whole or in part, by delivering to the Fund's custodian securities that meet the investment objective and policies of the Fund, have readily ascertainable market prices and quotations and are otherwise acceptable to the Investment Adviser and the Fund. The Trust will only accept securities in exchange for shares of the Fund for investment purposes and not as agent for the shareholders with a view to a resale of such securities. The Investment Adviser, WISDI and the Fund reserve the right to reject all or any part of the securities offered in exchange for shares of the Fund.

     An investor who wishes to make an exchange should furnish to WISDI a list with a full and exact description of all of the securities which he or she proposes to deliver. WISDI or the Investment Adviser will specify those securities which the Fund is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Fund's custodian and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities.

     Exchanged securities will be valued at their fair market value as of the date that the securities in proper form for transfer and the accompanying purchase order are both received by the Trust, using the procedure for valuing portfolio securities described under "How the Fund Values its Shares." However, if the NYSE or appropriate foreign stock exchange is not open for unrestricted trading on that date, the securities will be valued on the next day on which the NYSE or appropriate foreign stock exchange is so open. Securities to be exchanged must have a minimum aggregate value of $5,000. An exchange of securities for Fund shares is generally a taxable transaction.

     Account Statements and Confirmations. Account statements indicating total shares of the Fund owned in the account or each sub-account will be mailed to investors quarterly. Confirmations will be issued at the time of each purchase or redemption. The issuance of shares will be recorded on the books of the Fund. The Trust does not issue share certificates. The Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares.


     Shares of the Fund may be purchased or redeemed through an investment dealer, bank or other institution ("Authorized Dealer"). Charges may be imposed by the institution for its services. Any such charges could constitute a material portion of a smaller account. Authorized Dealers must communicate an investor's order to the Principal Underwriter by a specific time each day to receive that day's public offering price per share. It is the Authorized Dealers' responsibility to transmit orders promptly to the Principal Underwriter. The Trust has approved the acceptance of purchase and redemption orders as of the time of their receipt by certain Authorized Dealers (or their designated intermediaries). Shares may be purchased or redeemed directly from or with the Fund without imposition of any charges other than those described in this Prospectus.



Distributions by the Fund

     The Trust intends to pay dividends from the net investment income of the Fund at least semi-annually. Any net capital gains realized from the sale of securities or other transactions in the Fund's portfolio (reduced by any available capital loss carryforwards from prior years) will be paid at least annually, shortly before or after the close of the Fund's fiscal year.
Shareholders may reinvest dividends and distributions, if any, in additional shares of the Fund at the net asset value as of the reinvestment date. Unless shareholders otherwise instruct, all distributions and dividends will be automatically invested in additional shares of the same class of the Fund. Alternatively, shareholders may reinvest capital gains distributions and direct that dividends be paid in cash, or direct that both dividends and capital gains distributions be paid in cash. Instructions for the payment or reinvestment of distributions may be given on the account application form.


Taxes


     The Fund intends to continue to qualify and be treated as a regulated investment company for federal income tax purposes. In order to so qualify, the Fund must meet certain requirements with respect to sources of income, diversification of assets, and distributions to shareholders. As a regulated investment company, the Fund will not pay federal income or excise taxes to the extent that it distributes to its shareholders all of its net investment income and net realized capital gains in accordance with the timing requirements of the Internal Revenue Code of 1986, as amended (the "Code"). In addition, the Fund will not be subject to income, corporate excise or franchise taxation in Massachusetts as long as it qualifies as a regulated investment company under the Code.


     Dividends paid by the Fund from net investment income, including certain net realized foreign currency gains, and the excess of net short-term capital gain over net long term capital loss will be taxable to its shareholders under the Code as ordinary income. Distributions paid by the Fund from the excess of net long-term capital gain over net short-term capital loss which the Fund designates as "capital gain dividends" will be taxable under the Code as long-term capital gains. As a result of the enactment of the Taxpayer Relief Act of 1997 on August 5, 1997, long-term capital gains may be taxable at different rates depending upon when they are realized, the holding period for the assets that produce the gain, and the investor's tax bracket. These tax consequences will apply whether distributions are reinvested in additional shares or received in cash. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends received by the Fund from U.S. domestic corporations may be eligible, in the hands of these corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Shareholders will be informed annually about the amount and character, for federal income tax purposes, of distributions received from the Fund.

     The realization of capital gains may be affected by shareholder  redemption
transactions,   economic,  market  or  issuer-specific   developments  or  other
investment considerations.

     Investors should consider the adverse tax implications of buying shares immediately before a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

     Redemptions (including exchanges) of Fund shares are taxable transactions and may, in particular cases, be subject to wash sale or other special tax rules.

     Individuals and certain other shareholders may be subject to 31% backup withholding of federal income tax on distributions
and   redemptions   if  they  fail  to  furnish  their   correct   taxpayer
identification number and certain certifications or if they are otherwise subject to backup withholding.

     The Fund anticipates that it may be required to pay foreign taxes on its income or gains from certain foreign investments, which will reduce its return from those investments. In some years, the Fund may be permitted to elect to pass through certain qualifying foreign taxes it pays to its shareholders. If this election is made, shareholders will then include their share of such taxes in income (in addition to actual dividends and distributions) and may be entitled, subject to applicable limitations, to a corresponding federal income tax credit or deduction. The Fund will provide appropriate information to shareholders if this election is made.

     Annually, shareholders of the Fund that are not exempt from information reporting requirements will receive information on Form 1099 regarding the prior calendar year's distributions and redemptions (including exchanges). Dividends declared by the Fund in October, November or December to shareholders of record as of a date in such a month and paid the following January will be treated for federal income tax purposes as having been received by shareholders on December 31 of the year in which they are declared.

     Dividends and other distributions, redemptions (including exchanges), and the value of Fund shares may, of course, also be subject to state, local or other taxes. Shareholders should consult their own tax advisers with respect to state and local tax consequences of investing in the Fund. Shareholders who are not United States persons should also consult their tax advisers about the potential application of certain U.S. taxes, including a U.S. withholding tax at the rate of 30% (or a lower treaty rate) on amounts treated as ordinary income distributions to them and of foreign taxes to their investment in the Fund.


How To Redeem or Sell Shares

     Shares of the Fund will be redeemed at the net asset value next determined after receipt of a redemption request in good order less any applicable CDSC. However, if the shares to be redeemed were purchased by check, the Fund may delay payment of redemption proceeds until the check has been collected which, depending upon the location of the issuing bank, could take up to 15 days. A redemption of shares is a taxable transaction.


     Shareholders who purchased Fund shares through their dealers may redeem shares through their dealers. The value of such shares is based upon the net asset value calculated after the order is deemed to be received by the Trust or the Transfer Agent as the Trust's Agent. Shares may also be redeemed as follows:




   By Telephone --- All shareholders eligible unless otherwise indicated on account application.
    o Shareholders may telephone the Transfer Agent if the redemption is less than $50,000. Telephone: (800) 555-0644 between 9:00 a.m. and 4:00 p.m.
       Eastern time.
    o If the redemption  amount exceeds  $50,000,  telephone the Fund at
      (800)225-6265, ext.7750 between 8:30 a.m. and 4:00 p.m. Eastern time.
    o Redemptions requested in good order before 4:00 p.m. Eastern time will be made at that day's net asset value.
    o Redemptions requested after 4:00 p.m.Eastern time will be made at the net asset value determined for the next business day.
    o During times of economic turmoil and market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the Fund by telephone to institute a redemption. You should contact the Fund in writing if you are unable to reach the Fund by telephone.
    o The Fund may terminate or modify the telephone redemption privilege at any time with or without notice to shareholders.
-------------------------------------------------------------------------------

Confirmation  Procedures for  Telephone  Redemptions
    o The  Fund and the  Transfer  Agent  employ  the following  procedures to
      confirm   that  instructions received by telephone  are genuine.
      The shareholder's name, account number, shareholders' identifying number applicable to the account and other relevant information may be requested. Telephone instructions are recorded.
    o If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent telephone instructions. In all other cases, neither the Fund nor the Transfer Agent will be liable for any loss or expense for acting upon telephone instructions made according to the telephone transaction procedures described above.
-------------------------------------------------------------------------------

By Mail
   o Mail the  request  with a stock power to the  following  address:
     First Data Investor  Services Group
     Catholic  Values  Investment  Trust
     P.O. Box 5156
     Westborough, Massachusetts 01581-9698
   o Requests and stock powers must:
     (i)be endorsed by the record owner(s) exactly as the shares are registered;
     (ii)have signatures guaranteed (a) by a member of either the Securities Transfer Association's STAMP program or the NYSE's Medallion Signature Program,or (b) by certain banks, savings and loans, credit unions, securities dealers, securities exchanges, clearing agencies or registered securities associations that are acceptable to the Transfer Agent.
   o Additional documents may be required, such as when shares are registered in the name of a business entity or fiduciary.
-------------------------------------------------------------------------------


By the  Internet
   o  Shareholders  may, after following  proper  security procedures, access
      their account from the Fund's website   at www.catholicinvestment.com
      to redeem shares. A browser capable of supporting SSL 2.0  (Secure
      Sockets Layer) such as Netscape's Navigator 3.0 or higher or Microsoft's Explorer 3.0 or higher is required. Click on "Direct Account Access" from either the home page or from the Net Asset Values page.
   o To access your account you must verify your identity by providing your tax identification number(TIN)and your personal identification number(PIN). Check the "First Time User Information" page on the website to learn how to obtain a PIN which will be known only to you.
-------------------------------------------------------------------------------

Payment of Proceeds
   o Normally, payment will be made within one business day after receipt of the redemption request in good order.
   o Payment will be made by check to the address of record or by wire transfer if indicated in the account application.
   o Trust departments may redeem and deposit proceeds in accounts of their clients, as specified in instructions given to the Fund at the time of initial purchase.
   o Arrangements can be made for electronic funds transfer to the shareholder's bank account using Automated Clearing House (ACH) procedures.
--------------------------------------------------------------------------------

 Minimum Account  Balances
   o The Fund reserves the right to fully redeem any accounts which, due to redemption or transfer, contain less than the following amounts:
     Individual Share Accounts:  $500
     Institutional Service Share Accounts: $100,000
     Institutional  Share  Accounts:  $500,000
   o The Fund will not redeem accounts that fall below the minimum amounts due solely to a reduction in net asset value of the Fund's shares.
   o Before any such  redemption,  notice will be sent to the  shareholder, and the shareholder will have 60 days from the notice date to make additional investments to meet the required minimum.
   o No CDSC will be imposed on  involuntary  redemptions  of Individual Shares.
   o These minimum account balance requirements will be waived when the minimum initial investment requirements are waived.
--------------------------------------------------------------------------------

     THE FUND MAY TERMINATE OR MODIFY THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME WITH OR WITHOUT NOTICE TO SHAREHOLDERS.

     The Fund also reserves the right to suspend the right of redemption generally or postpone the payment of redemption proceeds to the extent permitted by the Securities and Exchange Commission.

     Although the Fund normally intends to redeem shares in cash, the Fund reserves the right to deliver the proceeds of redemptions in the form of portfolio securities if deemed advisable by the Trustees. The value of any such portfolio securities distributed will be determined in the manner described under "How the Fund Values its Shares." If portfolio securities were distributed in lieu of cash, the shareholder would normally incur transaction costs upon the disposition of any such securities.

     Contingent Deferred Sales Charge - Individual Shares. Individual Shares redeemed within the first year of purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a CDSC equal to 1% of the net asset value of the redeemed shares. This CDSC is imposed on any redemption, the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, of value in the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. The CDSC will be paid to the Principal Underwriter of the Fund.

     No CDSC will be imposed on Fund shares which have been sold to Wright or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed as part of a distribution from an individual retirement plan or a retirement plan for self-employed individuals.


Performance Information

     From time to time, the Fund may publish its total return in advertisements and communications to shareholders. The Fund's total return is determined by computing the annual percentage change in value of $1,000 invested at net asset value for specified periods ending with the most recent calendar quarter.

This computation assumes the re-investment of all distributions, a complete redemption of the investment and, with respect to Individual Shares, the deduction of any applicable CDSC at the end of the period. The Fund may also publish total return figures for Individual Shares which do not take into account any CDSC. The investment results of the Fund will change over time, and the Fund's past performance is not a prediction of future performance.

     Other investments, indices, indicators of economic activity or averages of mutual fund results may be cited or compared with the Fund's investment results. Rankings or listings by magazines, newspapers, other periodicals or independent statistical or rating services, such as Lipper Analytical Services, Inc. and Morningstar, Inc., may also be referenced.


Other Information

     The Fund is a diversified series of the Trust, an open-end management investment company organized on November 26, 1996 as a business trust under Massachusetts law. The Trust reserves the right to create and issue multiple series of shares, or classes of these series, which are separately managed and have different investment objectives. The trustees have authorized the issuance of three classes of the Fund, designated as the Individual Shares, the Institutional Shares and the Institutional Service Shares. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation. However, each class bears different distribution fees and other expenses. Also, each class of shareholders has exclusive voting rights with respect to their distribution plans, if any.

     The Trust is not required and does not intend to hold annual meetings of shareholders, although special meetings may be held for such purposes as electing or removing trustees, changing fundamental policies or approving a management contract. The Trust, under certain circumstances, will assist in shareholder communications with other Trust shareholders.

     The trustees may, without shareholder approval, change the structure of the Fund from a multiple class fund to a feeder fund in a master-feeder investment structure. As a feeder fund, the Fund would pursue its investment objective by investing all of its assets in a separate mutual fund (the "Master Fund") with an investment objective identical to that of the Fund. Other investors would be able to purchase interests in the Master Fund. All investors, including the Fund, would pay a proportionate share of the Master Fund's expenses. Shareholders of the Fund would also continue to pay a proportionate share of the Fund's expenses. The trustees of the Trust would be able to withdraw all of the Fund's assets from the Master Fund if they determined that it is in the best interest of the Fund to do so.


     As of March 31, 1998, Mr. Thomas S. Monaghan, a member of the Trust's Catholic Advisory Board, and the Domino's Foundation, owned in the aggregate, more than 25% of the outstanding Institutional Service Shares and of the Fund.



Tax-Sheltered Retirement Plans

     Individual Shares are available for investment by retirement account plans for individuals and their non-employed spouses, and retirement plans for self-employed individuals. Institutional Shares and Institutional Service Shares are available for investment by 401(k), 403(b) and other retirement account plans of corporations, non-profit organizations and other entities. The minimum initial purchase and account balance requirements will be waived for investments in Individual Shares and Institutional Service Shares by retirement plans and bank trust departments.

     For more information, write to:

         Wright Investors' Service Distributors, Inc.
         1000 Lafayette Boulevard
         Bridgeport, Connecticut 06604

     or Call:

         (888) 974-4486 or (203) 330-5197

                                   PART B
          Information Required in a Statement of Additional Information
================================================================================



                                          STATEMENT OF ADDITIONAL INFORMATION
                                                             Individual Shares
                                                          Institutional Shares
                                                  Institutional Service Shares
                                                                   May 1, 1998





                        CATHOLIC VALUES INVESTMENT TRUST
                                24 Federal Street
                           Boston, Massachusetts 02110

 -----------------------------------------------------------------------------

                  Catholic Values Investment Trust Equity Fund
------------------------------------------------------------------------------



                                TABLE OF CONTENTS

Additional Information about the Trust............       2
Additional Investment Information.................       2
Investment Restrictions...........................       5
Trustees, Officers and the
     Catholic Advisory Board......................       6
Control Persons and
     Principal Holders of Shares..................       8
Investment Advisory and
     Administrative Services......................       8
Custodian.........................................      10
Independent Certified Public Accountants..........      10
Brokerage Allocation..............................      10
Pricing of Shares.................................      11
Principal Underwriter.............................      11
Service Plan......................................      13
Taxes.............................................      13
Calculation of Performance and
     Yield Quotations.............................      14
Financial Statements..............................      15
Appendix..........................................      16

 ------------------------------------------------------------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE CATHOLIC VALUES INVESTMENT TRUST (THE "TRUST") OFFERING SHARES OF THE CATHOLIC VALUES INVESTMENT TRUST EQUITY FUND (THE
"FUND"), DATED MAY 1, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM WRIGHT INVESTORS' SERVICE DISTRIBUTORS, INC., 1000 LAFAYETTE BOULEVARD, BRIDGEPORT, CONNECTICUT 06604 (TELEPHONE:
888-974-4486) OR FROM THE FUND'S WEBSITE (HTTP://WWW.CATHOLICINVESTMENT.COM).

Additional Information about the Trust


     Unless otherwise defined herein, capitalized terms have the meaning given them in the Prospectus.

     The Trust is an open-end, management investment company organized as a Massachusetts business trust. The Trust was organized in 1996 and currently has one series (the Fund). The Fund currently has three classes of shares outstanding -- Individual Shares, Institutional Shares and Institutional Service Shares. The Fund is a diversified fund.

     The Trust's Declaration of Trust (the "Declaration of Trust") may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if the interests of a particular class of shares of the Fund are affected, a majority of the outstanding shares of such class. The trustees are authorized to make amendments to the Declaration of Trust that do not have a material adverse effect on the interests of shareholders. The Trust may be terminated (i) upon the sale of the Trust's assets to another diversified open-end management investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the trustees recommend such sale of assets, the approval by the vote of a majority of the Trust's outstanding shares will be sufficient, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Declaration of Trust also provides that the trustees may change the structure of the Fund from a multiple class fund to a feeder fund in a master-feeder investment structure without shareholder approval. As a feeder fund, the Fund would pursue its investment objective by investing all of its assets in a master fund with an investment objective identical to that of the Fund. While a master-feeder investment structure may provide opportunities for growth in the assets of the master fund and economies of scale for the Fund, duplication of fees may also result. Whenever the Fund as an investor in the master fund would be requested to vote on matters pertaining to the master fund, the Fund would hold a meeting of Fund shareholders and vote its interest in the master fund for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund would vote shares for which it received no voting instructions in the same proportion as the shares for which it received voting instructions.

     The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The risk of any shareholder incurring any liability for the obligations of the Trust is extremely remote.



Additional Investment Information


Description of Investments


     U.S. Government, Agency and Instrumentality Securities -- U.S. Government securities in which the Fund may invest are short-term obligations issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association ("GNMA"), the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association ("FNMA").


     The Fund has no current intention of investing in securities issued by GNMA or FNMA or in any other mortgage-backed securities.

     Repurchase Agreements -- involve purchase of U.S. Government securities. At the same time the Fund purchases the security, it resells it to the vendor (a member bank of the Federal Reserve System or recognized securities dealer that meets Wright credit standards), and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. The resale price exceeds the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on cash which is only temporarily available. The Fund's risk is the ability of the vendor to pay an agreed-upon sum upon the delivery date. The Fund believes this risk is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement.


     Repurchase agreements must be fully collateralized at all times. In the event of a default or bankruptcy by a vendor under a repurchase agreement, the Fund will seek to liquidate such collateral. However, the exercise of the right to liquidate such collateral could involve certain costs, delays and restrictions and is not ultimately assured. To the extent that proceeds from any sale upon a default of the obligations to repurchase are less than the repurchase price, the Fund could suffer a loss.

     In all cases when entering into repurchase agreements with other than FDIC-insured depository institutions, the Fund will take physical possession of the underlying collateral security, or will receive written confirmation of the purchase of the collateral security and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or will be the recorded owner of the collateral security through the Federal Reserve Book-Entry System.

     Short-Term Investments -- The Fund may invest in the following types of short-term obligations to the extent set forth in the Prospectus:

     Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Commercial Paper -- refers to promissory notes issued by corporations in order to finance their short-term credit needs. Commercial paper acquired by the Fund must, at the date of investment, be rated A-1 by Standard & Poor's Ratings Group ("S&P") or P-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by such rating organizations, be deemed by the trustees to be of comparable quality.

     Finance Company Paper -- refers to promissory notes issued by finance companies in order to finance their short-term credit needs. Finance company paper must have the same ratings as commercial paper at the time of purchase. See "Commercial Paper" above.

     Corporate Obligations -- include bonds and notes issued by corporations and other entities in order to finance short-term credit needs. Corporate obligations and other debt instruments in which the Fund may invest must, at the date of investment, be rated AA or better by S&P or Aa or better by Moody's or, if not rated by such rating organizations, be deemed by the trustees to be of comparable quality.

     "When Issued" Securities -- Securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in terms of yield to maturity, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities may take place at a later date. Normally, the settlement date occurs 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, the Fund intends to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that such securities will be purchased for the Fund with the purpose of actually acquiring them unless a sale appears to be desirable for investment reasons.

     At the time a commitment to purchase securities on a when-issued basis is made for the Fund, the transaction will be recorded and the value of the security reflected in determining the Fund's net asset value. The Fund will establish a segregated account with its Custodian in which the Fund will maintain cash and liquid securities equal in value to commitments for when-issued securities. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Fund's when-issued commitments. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

     Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates. (Thus, both positions will change in value in the same way, i.e., both experiencing  appreciation  when interest  rates decline and  depreciation  when interest rates rise.) Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the market value of the Fund's net assets than if only cash were set aside to pay for when-issued securities.

     The Fund has no current intention of investing in when-issued securities.

     Illiquid and Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 15% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities. If the value of the Fund's illiquid investments increased to more than 15% of net assets, Wright would begin reducing these investments in an orderly manner to the extent necessary to comply with the 15% limit. If the Board of Trustees determines, based upon a continuing review of the trading markets for specific Rule 144A securities, that they are liquid, then such securities may be purchased without regard to the 15% limit. The trustees may adopt guidelines and delegate to Wright the daily function of monitoring and determining the liquidity of restricted securities. The trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information.

     The Fund may acquire other restricted securities including securities for which market quotations are not readily available. These securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair market value as determined in good faith by the Trust's trustees. The Fund does not currently intend to purchase restricted securities.


Lending Portfolio Securities


     The Fund may seek to increase income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission, such loans are required to be secured continuously by collateral in cash or liquid securities held by the Fund's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The Fund would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Fund would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. The Fund does not currently intend to engage in securities loans.



Warrants and Convertible Securities

     Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investments in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities. Convertible debt securities in which the Fund may invest must, at the date of investment, be rated AA or better by S&P or Aa or better by

Moody's or, if not rated by one of these rating organizations, be deemed by the trustees to be of comparable quality.


Interest Rate Risk


     The market value of the U.S. Government securities, short-term investments and convertible securities in which the Fund may invest varies inversely with changes in the prevailing levels of interest rates. For example, if interest rates rise after one of the foregoing securities has been purchased, the value of the security would decline.



Short Sales

     The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which Wright believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund may only make short sales "against the box," meaning that the Fund either owns the securities sold short or, by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

The Fund has no current intention of engaging in short sales.


Financial Futures Contracts and Related Options

     The Fund does not currently intend to purchase or sell financial futures contracts or related options.



Investment Restrictions

     The following investment restrictions have been adopted by the Fund and may be changed only by the vote of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the Fund if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

(1) With respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940. In addition, the Fund may not issue bonds, debentures or senior equity securities, other than shares of beneficial interest;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

(4) Underwrite or participate in the marketing of securities of others;

(5) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund's total assets, at market value at the time of such investment (other than securities issued or guaranteed by the U.S.
     Government or its agencies or instrumentalities);

(6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities, except that the Fund may purchase and sell financial futures contracts, options on financial futures contracts and all types of currency contracts; or

(8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments (b) entering into repurchase agreements or
     (c) lending portfolio securities.

     Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     The Fund has adopted the following investment policies which may be changed without approval by the Fund's shareholders. As a matter of nonfundamental policy, the Fund will not (a) sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions; or (b) invest more than 15% of net assets in illiquid investments.

     Except for the Fund's investment policy with respect to borrowing money, if a percentage restriction contained in the Fund's investment policies is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the Fund's net assets will not be considered a violation of such restriction.


Trustees, Officers and the
Catholic Advisory Board

Trustees and Officers

     The trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, Wright, The Winthrop Corporation ("Winthrop"), Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR"), Eaton Vance's parent company, Eaton Vance Corp. ("EVC"), or Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV") by virtue of their affiliation with either the Trust, Wright, Winthrop, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

PETER M. DONOVAN (55), President and Trustee*
President, Chief Executive Officer and Director of Wright and Winthrop; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

H. DAY BRIGHAM, JR. (71), Vice President, Secretary and Trustee*
Retired, Vice President, Chairman of the Management Committee and Chief Legal Officer of Eaton Vance, BMR, EVC and EV and Director of EV and EVC; Director of Wright and Winthrop since February, 1997.
Address: 92 Reservoir Avenue, Chestnut Hill, MA 02167

JUDITH R. CORCHARD (59) , Vice President and Trustee*
Executive Vice President, Investment Management: Senior Investment Officer; Chairman of the Investment Committee and Director of Wright and Winthrop. Ms. Corchard was appointed a Trustee of the Trust on December 10, 1997.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

WINTHROP S. EMMET (87), Trustee
Retired New York City Attorney at Law; Trust Officer, First National City Bank, New York, NY (1963-1971).
Address: Box 327, West Center Road, West Stockbridge, MA 01266

LELAND MILES (74), Trustee
President  Emeritus,   University  of  Bridgeport   (1987-present);   President,
University of Bridgeport (1974-1987); Director, United Illuminating Company.
Address: 332 North Cedar Road, Fairfield, CT 06430

A.M. MOODY, III (61), Vice President & Trustee*
Senior Vice President, Wright and Winthrop; President, Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

LLOYD F. PIERCE (79), Trustee
Retired Vice Chairman (prior to 1984 - President), People's Bank, Bridgeport, CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE.
Address: 140 Snow Goose Court, Daytona Beach, FL 32119

RICHARD E. TABER (49), Trustee
Chairman and Chief Executive Officer of First County Bank, Stamford, CT 1989-present). Mr. Taber was appointed a Trustee of the Trust on March 18, 1997.
Address: 117 Prospect Street, Stamford, CT 06904

RAYMOND VAN HOUTTE (73), Trustee
President Emeritus and Counselor of The Tompkins County Trust Company, Ithaca, NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Director, McGraw Housing Company, Inc., Deanco, Inc., Evaporated Metal Products and Ithaco, Inc.
Address: One Strawberry Lane, Ithaca, NY 14850

JAMES L. O'CONNOR (53), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

JANET E. SANDERS (62), Assistant Secretary and Assistant Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

WILLIAM J. AUSTIN, JR. (46), Assistant Treasurer
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110


     All of the trustees and officers hold identical positions with The Wright Managed Equity Trust, The Wright Managed Income Trust, The Wright Managed Blue Chip Series Trust, The Wright EquiFund Equity Trust, and The Wright Blue Chip Master Portfolio Trust. Each trustee who is not an employee of Wright, Winthrop, Eaton Vance, its parents or subsidiaries, including Mr. Brigham, receives annual compensation from the Trust. The trustees who are employees of Wright receive no compensation from the Trust. Non-affiliated trustees, including Mr. Brigham, also receive additional payments from other investment companies for which Wright provides investment advisory services. The Trust does not have a retirement plan for the trustees. For estimated trustee compensation for the current fiscal year, see the "Compensation Table" on the next page.

     The Trust's board of trustees has established an Independent Trustees' Committee consisting of all of the Independent Trustees who are Messrs. Emmet, Miles, Pierce (Chairman), Taber and Van Houtte. The responsibilities of the Independent Trustees' Committee include those of an audit committee of the financial governance of the Trust, a nominating committee for additional or replacement trustees of the Trust and a contract review committee for consideration of renewals or changes in the investment advisory agreements, distribution agreements and distribution plans and other agreements as appropriate.


Catholic Advisory Board

     The members of the Catholic Advisory Board and their principal occupations during the past five years are set forth below. Each of the members of the Catholic Advisory Board may be contacted at the following address: Catholic Investment Trust, 24 Federal Street, Boston, Massachusetts 02110.

THOMAS P. MELADY (71), Chairman. Former U.S. Ambassador to Burundi and to the Holy See, President Emeritus of Sacred Heart University, author of 14 books and numerous articles.

MARGARET M. HECKLER (66), Eight term Congresswoman from the Massachusetts 10th District, former Secretary of the Department of Health and Human Services, former Ambassador to Ireland.

BOWIE K. KUHN (71), former Commissioner of Baseball.

TIMOTHY J. MAY (65), Senior Partner, Patton Boggs, L.L.P.

THOMAS S. MONAGHAN (61), President, CEO and Chairman of the Board of Domino's Pizza, Inc.

WILLIAM A. WILSON (83), former (and first) U.S. Ambassador to the Holy See.

     The members of the Catholic Advisory Board are paid by the Fund. Each member receives a fee equal to $1,000 per meeting attended plus expenses. The Trust does not have a retirement plan for the Catholic Advisory Board members. The Catholic Advisory Board members serve only the Fund and no other funds in the Wright Fund complex. For estimated Catholic Advisory Board member compensation for the current fiscal year, see the "Compensation Table" below.



                               COMPENSATION TABLE

                             Aggregate Compensation    Pension or Retirement  Estimated Annual Benefits   Total Compensation
   Trustees                     from the Fund(1)          Benefits Accrued        Upon Retirement               Paid(2)
--------------------------------------------------------------------------------------------------------------------------------

   H. Day Brigham, Jr.               $1,250                     None                  None                   $6,000
   Winthrop S. Emmet                 $1,250                     None                  None                   $7,000
   Leland Miles                      $1,250                     None                  None                   $6,250
   Lloyd F. Pierce                   $1,250                     None                  None                   $7,000
   Richard E. Taber                  $1,250                     None                  None                   $5,000
   Raymond Van Houtte                $1,250                     None                  None                   $7,000

---------------------------------------------------------------------------------------------------------------------------------

(1) These compensation amounts are estimated for the Fund's fiscal year ending December 31, 1998.
(2) Total compensation paid is for the year ended December 31, 1997 and includes service on the then-existing boards in the Wright fund complex (24 funds).


                                                       Aggregate Compensation  Pension or Retirement   Estimated Annual Benefits
   Catholic Advisory Board Members                       from the Fund(1)(2)     Benefits Accrued           Upon Retirement
----------------------------------------------------------------------------------------------------------------------------------

   Thomas P. Melady                                            $2,000                 None                    None
   Margaret M. Heckler                                         $2,000                 None                    None
   Bowie K. Kuhn                                               $2,000                 None                    None
   Timothy J. May*                                             $2,000                 None                    None
   Thomas S. Monaghan                                          $2,000                 None                    None
   William A. Wilson                                           $2,000                 None                    None

----------------------------------------------------------------------------------------------------------------------------------

(1) These compensation amounts are estimated for the Fund's fiscal year ending December 31, 1998.
(2) For the fiscal year ended December 31, 1997, the Catholic Advisory Board compensation was paid by Wright.
 *  Mr. May was appointed to the Catholic Advisory Board on December 2, 1997.

Control Persons and
Principal Holders of Shares

     As of March 31, 1998, the trustees and officers of the Trust, and members of the Catholic Advisory Board as a group, owned in the aggregate 57.1% of the outstanding shares of the Fund.

     As of March 31, 1998, Wexford Clearing Services, Corp. FBO Richard Borzilleri TTEE Barbara B. Borzilleri Fam TR u/a dtd 06/10/96, Ponte Vedra, FL and Helen Anne Bunn TTEE Helen Anne Bunn Inter Vivos Trust u/a dtd 01/29/85, San Diego CA owned beneficially and of record 8.8% and 6.4%, respectively, of the Individual Shares of the Fund. As of the same date, Thomas S. Monaghan, Ann Arbor, MI, Domino's Foundation, Ann Arbor, MI, Seraphic Mass Assoc. Mission Office, Pittsurgh, PA, and Thomas Aquinas College - Endowment, Santa Paula, CA, owned beneficially and of record 57.1%, 20.4%, 6.9% and 6.1%, respectively, of the Institutional Service Shares of the Fund. Thomas S. Monaghan, a member of the Catholic Advisory Board, controls Domino's Foundation. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Individual or Institutional Service Shares as of such date.

Investment Advisory and
Administrative Services

     The  Trust  has  engaged  Wright to act as the  Fund's  investment  adviser pursuant to an Investment Advisory Contract (the "Investment Advisory Contract"). Wright, acting under the general supervision of the Trust's trustees, furnishes the Fund with investment advice and management services, as described below. The estate of John Winthrop Wright may be considered a controlling person of Wright's parent, Winthrop, and Wright by reason of its ownership of 29% of the outstanding shares of Winthrop.

     Pursuant to the Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged in consultation with the Catholic Advisory Board, and will implement such determinations. Wright will be solely responsible for evaluating the investment merits of the Fund's portfolio investments. Wright will furnish to the Fund investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or trustees. In return for these services, the Fund is obligated to pay a monthly advisory fee calculated at the rates set forth in the Fund's current Prospectus.


     As of December 31, 1997, the aggregate net assets of the Fund were $10,082,645. For the period from the start of business, May 1, 1997, to December 31, 1997, the Fund would have paid Wright an advisory fee of $20,795 (equivalent to 0.74% of the average daily net assets for such period). To enhance the net income of the Fund, Wright made a reduction of the advisory fee in the full amount and was allocated a portion of the expenses related to the operation of the Fund in the amount of $54,873.


     Shareholders of the Fund who are also advisory clients of Wright may have agreed to pay Wright a fee for such advisory services. Wright does not intend to exclude from the calculation of the investment advisory fees payable to Wright by such advisory clients the portion of the advisory fee payable by the Fund. Accordingly, a client may pay an advisory fee to Wright in accordance with Wright's customary investment advisory fee schedule charged to investment advisory clients and at the same time, as a shareholder in the Fund, bear its share of the advisory fee paid by the Fund to Wright as described above.

     The  Trust  has  engaged  Eaton  Vance to act as the  Fund's  administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, Eaton Vance receives monthly administration fees at the annual rates set forth in the Fund's current Prospectus.


     For the period from the start of business, May 1, 1997, to December 31, 1997, the Fund would have paid an administration fee equivalent to $1,937. Eaton Vance waived the full amount of the administration fee.

     Eaton Vance and EV are both wholly owned subsidiaries of EVC. BMR is a wholly owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John
M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland, and Alan R. Dynner, Thomas E. Faust, Jr., William
M. Steul, and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of March 31, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust owned 15% and 13%, respectively, and Messrs. Dynner, Steul and Whitaker owned 8% of such voting trust receipts. Messrs. Austin, Murphy, O'Connor and Woodbury and Ms. Sanders are officers of the Trust and are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the Administration Agreement.


     Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management.
EVC, EV, Eaton Vance and BMR may also enter into other businesses.

     The Fund will be responsible for all of its expenses not expressly stated to be payable by Wright under its Investment Advisory Contract or by Eaton Vance under its Administration Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the Fund's net asset value and keeping the Fund's books; the cost of share certificates; membership dues to investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy
statements,  and  other  expenses  of  shareholders'  meetings;   insurance
premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; expenses of trustees not affiliated with Eaton Vance or Wright; distribution expenses incurred pursuant to the Fund's distribution plan (if any); and investment advisory and administration fees. The Fund will also bear expenses incurred in connection with litigation in which the Fund is a party and the legal obligation the Fund may have to indemnify the officers and trustees of the Trust with respect thereto.

     The Fund's Investment Advisory Contract and Administration Agreement will remain in effect until February 28, 1999. The Investment Advisory Contract may be continued from year to year thereafter so long as such continuance after February 28, 1999 is approved at least annually (i) by the vote of a majority of the trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the board of trustees of the Trust or by vote of a majority of the outstanding shares of the Fund. The Fund's Administration Agreement may be continued from year to year after February 28, 1999 so long as such continuance is approved annually by the vote of a majority of the trustees. Each agreement may be terminated at any time without penalty on sixty (60) days written notice by the board of trustees or directors of either party, or by vote of the majority of the outstanding shares of the Fund. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund under such agreement on the part of Eaton Vance or Wright, Eaton Vance or Wright will not be liable to the Fund for any loss incurred.


Custodian


     IBT, 200 Clarendon Street, Boston, MA 02116, acts as custodian for the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund.



Independent Certified Public Accountants

     Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110-1617, is the Fund's independent certified public accountant, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


Brokerage Allocation

     Wright places the portfolio security transactions for the Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other investment advisory accounts. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the Fund may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for its use in servicing its advisory accounts. The Fund may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing all or less than all of its accounts and the services and information furnished by a particular firm may not necessarily be used in connection with the account which paid brokerage commissions to such firm. The advisory fee paid by the Fund to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if it should attempt to develop comparable services and information through its own staff.


     From the start of business, May 1, 1997 to December 31, 1997, the Fund paid aggregate brokerage commissions of $16,144 on portfolio transactions.


     Subject to the requirement that Wright shall use its best efforts to seek to execute the Fund's portfolio security transactions at advantageous prices and at reasonably competitive commission rates, Wright, as indicated above, is authorized to consider as a factor in the selection of any broker-dealer firm with whom the Fund's portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Wright. This policy is consistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

     Under the Fund's Investment Advisory Contract, Wright has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met. This authority will not be exercised, however, until the Prospectus or this Statement of Additional Information has been supplemented or amended to disclose the conditions under which Wright proposes to do so.

     The Investment Advisory Contract expressly recognizes the practices which are provided for in Section 28(e) of the Securities Exchange Act of 1934 by authorizing the selection of a broker or dealer which charges the Fund a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.


Pricing of Shares

     For a description of how the Fund values its shares, see "How the Fund Values its Shares" in the Fund's current Prospectus. The Fund values securities with a remaining maturity of 60 days or less by the amortized cost method. The amortized cost method involves initially valuing a security at its cost (or its fair market value on the sixty-first day prior to maturity) and thereafter assuming a constant amortization to maturity of any discount or premium, without regard to unrealized appreciation or depreciation in the market value of the security.


     The Fund will not price its securities on the following  national holidays:
New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.



Principal Underwriter

     The Fund has adopted a Distribution Plan as defined in Rule 12b-1 under the 1940 Act (the "Plan") with respect to its Individual Shares and its Institutional Service Shares. The Plan specifically authorizes the Fund to pay direct and indirect expenses incurred by any separate distributor or distributors under agreement with the Fund in activities primarily intended to result in the sale of its Individual Shares and Institutional Service Shares. The expenses of these activities will not exceed 0.75% per annum of the Fund's average daily net assets attributable to Individual Shares and 0.25% per annum of the Fund's average daily net assets attributable to Institutional Service Shares. Payments under the Plan are reflected as an expense in the Fund's financial statements relating to the applicable class of shares.

     The Trust has entered into a distribution contract with the principal underwriter. This contract provides for WISDI to act as a separate distributor of the Fund's shares.

     The Fund will pay per annum 0.75% of its average daily net assets attributable to Individual Shares and 0.25% of its average daily net assets attributable to Institutional Service Shares to WISDI for distribution activities on behalf of the Fund in connection with the sale of its Individual Shares and Institutional Service Shares, respectively. WISDI will provide on a quarterly basis documentation concerning the expenses of such activities. Documented expenses of the Fund will include compensation paid to and out-of-pocket disbursements of officers, employees or sales representatives of WISDI, including telephone costs, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, advertising and interest or other financing charges. If the distribution payments to WISDI exceed its expenses, WISDI may realize a profit from these arrangements. Peter M. Donovan, President and a trustee of the Trust and President, Chief Executive Officer and a Director of Wright and Winthrop, is Vice President, Treasurer and a Director of WISDI. A.M. Moody, III, Vice President and a trustee of the Trust and Senior Vice President of Wright and Winthrop, is President and a Director of WISDI.

     It is the  opinion  of the  trustees  and  officers  of the Trust  that the following are not expenses primarily intended to result in the sale of Individual Shares or Institutional Service Shares issued by the Fund: fees and expenses of registering these shares under federal or state laws regulating the sale of securities; fees and expenses of registering the Trust as a broker-dealer or of registering an agent of the Trust under federal or state laws regulating the sale of securities; and fees and expenses of preparing and setting in type the Trust's registration statement under the Securities Act of 1933. Should such expenses be deemed by a court or agency having jurisdiction to be expenses primarily intended to result in the sale of these shares, they will be considered to be expenses contemplated by and included in the Plan, but not subject to the 0.75% or 0.25% per annum limitations described above.

     Under the Plan, the President or Vice President of the Trust will provide to the trustees for their review, and the trustees will review at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made.


     The following table shows the fee payable to WISDI under the Plan and the amount of such fee actually paid by each class for the period from the start of business, May 1, 1997 to December 31, 1997.


                                  Distribution        Distribution Expenses       Distribution        Distribution Expenses
                                    Expenses             Reduced by the             Expenses          Paid as a % of Fund's
Class                               Allowable         Principal Underwriter       Paid by Fund       Average Net Asset Value
-----                         -----------------     ------------------------     --------------     -------------------------

Individual Shares                    $4,757                  $4,257                    $ 500                   0.08%
Institutional Service Shares          5,361                      -                     5,361                   0.25%


     For the fiscal year ended December 31, 1997, it is estimated that WISDI spent approximately the following amounts on behalf of the Catholic Values Investment Trust.

                  Wright Investors' Service Distributors, Inc.

                       Financial Summaries for the period from the start of business, May 1, 1997 to December 31, 1997


                                        Printing & Mailing     Travel &        Commissions &   Administration
Class                     Promotional      Prospectuses      Entertainment     Service Fees       and Other           TOTAL
-----                     ------------ -------------------- ---------------   --------------- ----------------     ----------

Individual Shares             $ 143            $ 51              $ 28              $ 99             $ 179            $ 500
Institutional Service Shares  1,531             549               305             1,059             1,917            5,361


     The Plan was adopted by the Trusteees on January 22, 1997. Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by a vote of the Trust's trustees, including a majority of the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase materially the amount to be spent by the Individual Shares or Institutional Service Shares for the services described therein without approval of a majority of the outstanding Individual Shares or Institutional Service Shares, respectively. All material amendments of the Plans must also be approved by the trustees of the Trust in the manner described above. The Plan may be terminated as to the Individual Shares or the Institutional Service Shares at any time without payment of any penalty by vote of a majority of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by a vote of a majority of the outstanding Individual Shares or Institutional Service Shares, respectively. If the Plan is terminated, the Fund would stop paying the distribution fee and the trustees would consider other methods of financing the distribution of the Fund's Individual Shares or Institutional Service Shares, as appropriate.


     So long as the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust shall be committed to the discretion of the trustees who are not such interested persons. The trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and the holders of Individual Shares and Institutional Service Shares.


Service Plan


     The Service Plan was adopted by the trustees on January 22, 1997 and will continue in effect from year to year, provided such continuance is approved annually by a vote of the Trust's trustees, including a majority of the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan. The Service Plan may be terminated at any time without payment of any penalty by vote of a majority of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan. The trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Service Plan will benefit the Fund and its shareholders.

     For the period from the start of business, May 1, 1997, to December 31, 1997, the Fund did not make any payment of service fees.


Taxes

     For additional information regarding federal and state taxes see "Taxes" in the Fund's current Prospectus.

     In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards) and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax.

     The Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from securities of foreign issuers. These taxes may in some cases be reduced or eliminated under the terms of an applicable U.S. income tax treaty. Certain foreign exchange gains and losses realized by the Fund may be treated as ordinary income and losses. Certain uses of foreign currency and related derivatives and investments by the Fund in the stock of certain "passive foreign investment companies" may be limited or in the latter case a tax election may be made, if available, in order to avoid imposition of tax on the Fund.

     A portion of the Fund's distributions of net investment income which are derived from dividends the Fund receives from U.S. corporations may qualify for the dividends-received deduction for corporations. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days, which must be satisfied over a prescribed period immediately before or after the shares become ex-dividend. Receipt of distributions qualifying for the deduction may result in liability for the corporate alternative minimum tax and/or, for "extraordinary dividends," reduction of the tax basis (possibly requiring current recognition of income to the extent such basis would otherwise be reduced below zero) of the corporate shareholder's shares.

     As a result of federal tax legislation enacted on August 5, 1997 (H.R. 2014, the Taxpayer Relief Act of 1997 (the "1997 TRA")), gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that enables the Fund to pass through to its shareholders the benefits of the capital gains tax rates enacted in the 1997 TRA. The Fund will provide appropriate information to its shareholders regarding the tax rate(s) applicable to its distributions from its net capital gain, if any, in accordance with this and any future guidance. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.


     Redemptions (including exchanges) and other dispositions of Fund shares in transactions that are treated as sales for tax purposes will generally result in the recognition of taxable gain or loss by shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular redemption, exchange or other disposition of Fund shares is properly treated as a sale for tax purposes, as this discussion assumes. Any loss realized upon the redemption, exchange or other sale of shares of the Fund with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains designated as capital gain dividends with respect to such shares. All or a portion of a loss realized upon the redemption, exchange or other sale of Fund shares may be disallowed under "wash sale" rules to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within the period beginning 30 days before and ending 30 days after the date of such redemption, exchange or other sale.


     It should be noted that future Treasury Department regulations or other pronouncements that may be issued pursuant to regulatory authority contained in the provisions of the 1997 TRA that affect the taxation of capital gains (as described above) may prescribe rules that modify some of the provisions described above.


     The Fund may follow the accounting  practice known as  equalization,  which
could  affect  the  amount,   timing  and  character  of  its  distributions  to
shareholders.

     Distributions made by the Fund will generally be subject to state and local income taxes. A state income (and possibly local income and/or intangible property) tax exemption may be available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund does not intend to seek to meet any such thresholds or requirements.

     Special tax rules apply to IRA accounts (including penalties on certain distributions and other transactions) and to other special classes of investors, such as tax-exempt organizations, banks or insurance companies. Investors should consult their tax advisers for more information.


Calculation of Performance
and Yield Quotations

     The average annual total return of the Fund is determined for a particular period by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the maximum public offering price (i.e. net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and that, with respect to Individual Shares, the CDSC is applied at the end of the period. Because each class of shares has its own fee structure and the Individual Shares class has a CDSC, the classes will have different performance results.

     The yield of the Fund is computed by dividing its net investment income per share earned during a recent 30-day period by the maximum offering price (i.e. net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is equal to the Fund's dividends and interest earned during the period, with the resulting number being divided by the average daily number of shares outstanding and entitled to receive dividends during the period.

The Fund's yield is calculated according to the following formula:
                                               6
                          Yield = 2 [ ( a-b + 1)- 1 ]
                                        ---
                                        cd

Where:

     a = dividends and interest earned during the period.
     b = expenses  accrued for the period (after  reductions).
     c = the average daily number of shares outstanding during the period. d = the maximum offering price per share on the last day of the period.

     Yield and effective yield will be based on historical earnings and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses. The Fund's yield or total return may be compared to the Consumer Price Index and various domestic securities indices. The Fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. In addition, the performance of the Fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.


     The average annual total return for the life of the Fund from start of business, May 1, 1997, through December 31,1997 was 19.11% for the Individual Share Class and 19.31% for the Institutional Service Share Class. If a portion of each Class's expenses had not been subsidized for the year ended December 31, 1997, each Class would have had lower returns. At December 31, 1997, the Institutional Share Class had not commenced operations.


     In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature, or in reports to shareholders of the Fund.


Financial Statements


     The audited financial statements of, and the independent auditors' report for, the Fund appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this Statement of Additional Information. A copy of the annual report is attached to this Statement of Additional Information.

     Registrant incorporates by reference the audited financial information for the Fund for the fiscal year ended December 31, 1997, as previously filed electronically with the Securities and Exchange Commission (Accession No. 0000715165-98-000003).

APPENDIX

===============================================================================


Wright Quality Ratings

     Wright Quality Ratings provide the means by which the fundamental criteria for the measurement of quality of an issuer's securities can be objectively evaluated.

     Each rating is based on 32 individual measures of quality grouped into four components: (1) Investment Acceptance, (2) Financial Strength, (3) Profitability and Stability, and (4) Growth. The total rating is three letters and a numeral. The three letters measure (1) Investment Acceptance, (2) Financial Strength, and
(3) Profitability and Stability. Each letter reflects a composite measurement of eight individual standards which are summarized as A: Outstanding, B: Excellent,
C: Good, D: Fair, L: Limited, and N: Not Rated. The numeral rating reflects Growth and is a composite of eight individual standards ranging from 0 to 20.


Equity Securities

     Investment Acceptance reflects the acceptability of a security by and its marketability among investors, and the adequacy of the floating supply of its common shares for the investment of substantial funds.

     Financial Strength represents the amount, adequacy and liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratio of invested equity capital to debt, the adequacy of net working capital, its fixed charges coverage ratio and other appropriate criteria.

     Profitability and Stability measures the record of a corporation's management in terms of (1) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (2) the profits or losses of the corporation during generally adverse economic periods, including its ability to withstand adverse financial developments.

     Growth per common share of the corporation's equity capital, earnings, and dividends -- rather than the corporation's overall growth of dollar sales and income.

     These ratings are determined by specific quantitative formulae. A distinguishing characteristic of these ratings is that The Wright Investment Committee must review and accept each rating. The Committee may reduce a computed rating of any company, but may not increase it.


Debt Securities

     Wright ratings for commercial paper, corporate bonds and bank certificates of deposit consist of the two central positions of the four position alphanumeric corporate equity rating. The two central positions represent those factors which are most applicable to fixed income and reserve investments. The first, Financial Strength, represents the amount, the adequacy and the liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratios of (a) invested equity capital, and (b) long-term debt, total of corporate capital, the adequacy of net working capital, fixed charges coverage ratio and other appropriate criteria. The second letter represents Profitability and Stability and measures the record of a corporation's management in terms of:
(a) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (b) the profits and losses of the corporation during generally adverse economic periods, and its ability to withstand adverse financial developments.

     The first letter rating of the Wright four-part alphanumeric corporate rating is not included in the ratings of fixed-income securities since it primarily reflects the adequacy of the floating supply of the company's common shares for the investment of substantial funds. The numeric growth rating is not included because this element is identified only with equity investments.


A-1 and P-1 Commercial Paper Ratings
by S&P and Moody's

     An S&P Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     `A': Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative  degree of safety.  The `A-1'  designation  indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information.

     Issuers (or related supporting institutions) rated P-1 by Moody's have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     --  Leading market positions in well-established industries.

     --  High rates of return on funds employed.

     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.


Bond Ratings

     In addition to Wright quality ratings, bonds or bond insurers may be expected to have credit risk ratings assigned by the two major rating companies, Moody's and S&P. Moody's uses a nine-symbol system with Aaa being the highest rating and C the lowest. S&P uses a 10-symbol system that ranges from AAA to D. Bonds within the top four categories of Moody's (Aaa, Aa, A and Baa) and of S&P (AAA, AA, A and BBB) are considered to be of investment-grade quality. Note that both S&P and Moody's currently give their highest rating to issuers insured by the American Municipal Bond Assurance Corporation (AMBAC) or by the Municipal Bond Investors Assurance Corporation (MBIA).

     Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher-rated categories. The rating of AA is accorded to issues where the capacity to pay principal and interest is very strong and they differ from AAA issues only in small degree. The AAA rating indicates an extremely strong capacity to pay principal and interest.

     Bonds rated A by Moody's are judged by Moody's to possess many favorable investment attributes and are considered as upper medium grade obligations. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater degree or there may be other elements present which make the long-term risks appear somewhat larger. Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers.



Note Ratings

     In addition to Wright quality ratings, municipal notes and other short-term loans may be assigned ratings by Moody's or S&P.

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. the designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                     PART C

===============================================================================

                                Other Information

Item 24. Financial Statements and Exhibits

     (a) Financial Statements

         Included in Part A:

         Financial Highlights for the period from the start of business, May 1, 1997 to December 31, 1997

         Included in Part B:

         INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS CONTAINED IN THE ANNUAL REPORT FOR THE FUND, DATED DECEMBER 31, 1997, WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940 (ACCESSION NO. 0000715165-98-000003).

         Portfolio of Investments as of December 31, 1997
         Statement of Assets and Liabilities for the period from the start of business, May 1, 1997 to December 31, 1997
         Statement of Operations for the period from the start of business, May 1, 1997 to December 31, 1997
         Statement of Changes in Net Assets for the period from the start of business, May 1, 1997 to December 31, 1997
         Financial Highlights for the period from the start of business, May 1, 1997 to December 31, 1997
         Notes to Financial Statements
         Independent Auditors' Report

     (b) Exhibits:

         (1)  (a) Declaration of Trust dated November 25, 1996 filed a
                  Exhibit (1) to the Registration Statement filed on December 2, 1996 and incorporated herein by reference.
              (b) Amendment  dated February 24, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 2 filed on September 10, 1997 and incorporated herein by reference.

         (2) By-Laws filed as Exhibit (2) to Pre-Effective Amendment No. 1 filed on February 24, 1997 and incorporated herein by reference.

         (3)  Not Applicable

         (4)  Not Applicable

         (5) (a) Investment Advisory Contract with Wright Investors' Service Inc. dated March 10, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 2 filed on September 10, 1997 and incorporated herein by reference.
             (b) Amended and Restated Administration Agreement with Eaton Vance
                 Management dated February 1, 1998 filed herewith.

         (6) Distribution Contract between the Fund and Wright Investors' Service Distributors, Inc. dated March 10, 1997 filed as Exhibit
              (6) to Post-Effective Amendment No. 2 filed on September 10, 1997 and incorporated herein by reference.

         (7)  Not Applicable

         (8) Master Custodian Agreement between Wright Managed Investment Funds and Investors Bank & Trust Company adopted March 10, 1997 filed as Exhibit (8) to Post-Effective Amendment No. 2 filed on September 10, 1997 and incorporated herein by reference.

         (9)  Not Applicable

        (10)  Opinion of Counsel dated April 7, 1998 filed herewith.

        (11) Consent of the Independent Certified Public Accountants filed herewith.

        (12)  Not Applicable

        (13)  Share Purchase Agreement dated January 31, 1997 filed as Exhibit
              (13) to Pre-Effective Amendment No.1 filed on February 24, 1997 and incorporated herein by reference.

        (14)  Not Applicable

        (15) (a) Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated March 10, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 2 filed on
                 September 10, 1997 and incorporated herein by reference.
             (b) Service Plan dated March 10, 1997 filed as Exhibit (15)(b) to
                 Post-Effective  Amendment No. 2 filed on September 10, 1997 and incorporated herein by reference.

        (16) Schedule of Computation of Performance Quotations filed herewith.

        (17) Power of Attorney dated March 25, 1998 filed herewith.

        (18) Multiple Class Plan pursuant to Rule 18f-3 dated March 10, 199 filed as Exhibit (18) to Post-Effective Amendment No. 2 filed on September 10, 1997 and incorporated herein by reference.


Item 25.  Persons Controlled by or under Common Control with Registrant

Not Applicable.


Item 26.  Number of Holders of Securities

                              (1)                                (2)
                        Title of Class                 Number of Record Holders
                 Shares of Beneficial Interest           as of March 31, 1998
                ---------------------------------------------------------------

        Catholic Values Investment Trust Equity Fund
           Individual Shares                                      277
           Institutional Service Shares                            18


Item 27.  Indemnification

The Registrant's By-Laws filed as Exhibit (2) to Pre-Effective Amendment No. 1 contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

The Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reasons of negligent errors and omissions committed in their capacities as such.


Item 28.  Business and Other Connections of Investment Adviser

Reference is made to the information set forth under the captions "Officers and Trustees" and "Investment Advisory and Administrative Services" in the Statement of Additional Information, which information is incorporated herein by reference.


Item 29.  Principal Underwriter

(a) Wright Investors' Service Distributors, Inc. (a wholly-owned subsidiary of The Winthrop Corporation) acts as principal underwriter for each of the investment companies named below.

                        Catholic Values Investment Trust
                    The Wright Managed Blue Chip Series Trust
                        The Wright EquiFund Equity Trust
                         The Wright Managed Equity Trust
                         The Wright Managed Income Trust


(b)              (1)                                         (2)                                         (3)
         Name and Principal                        Positions and Officers                       Positions and Offices
          Business Address                       with Principal Underwriter                        with Registrant
-----------------------------------------------------------------------------------------------------------------------------

        A. M. Moody III*                                  President                          Vice President and Trustee
        Peter M. Donovan*                       Vice President and Treasurer                    President and Trustee
        Vincent M. Simko*                       Vice President and Secretary                            None

------------------------------------------------------------------------------------------------------------------------------
                                 * Address is 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604

(c)  Not Applicable.



Item 30.  Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5123, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 24 Federal
Street, Boston, MA 02110 or of the investment adviser, Wright Investors' Service, Inc., 1000 Lafayette Boulevard, Bridgeport, CT 06604. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.




Item 31.  Management Services

Not Applicable.




Item 32.  Undertakings

     (a) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

     (b) The Registrant undertakes to assist shareholders seeking to remove a trustee(s) of the Registrant in the manner set forth in Section 16(c) of the Investment Company Act of 1940.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 28th day of April, 1998.

                                           CATHOLIC VALUES INVESTMENT TRUST

                                  By:      Peter M. Donovan*
                                     ---------------------------------------
                                           Peter M. Donovan, Vice President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the 28th day of April, 1998.

SIGNATURE                                           TITLE
------------------------------------------------------------------------------


Peter M. Donovan*                            President, Principal
-------------------                       Executive Officer & Trustee
Peter M. Donovan

James L. O'Connor*                           Treasurer, Principal
------------------                      Financial and Accounting Officer
James L. O'Connor

H. Day Brigham, Jr.*                               Trustee
--------------------
H. Day Brigham, Jr.

Judith R. Corchard*                                Trustee
-------------------
Judith R. Corchard

Winthrop S. Emmet*                                 Trustee
-------------------
Winthrop S. Emmet

Leland Miles*                                      Trustee
-------------------
Leland Miles

A. M. Moody III*                                   Trustee
-------------------
A. M. Moody III

Lloyd F. Pierce*                                   Trustee
------------------
Lloyd F. Pierce

Richard E. Taber*                                  Trustee
-----------------
Richard E. Taber

Raymond Van Houtte*                                Trustee
-------------------
Raymond Van Houtte


*By:  /s/  Alan R. Dynner
--------------------------
Alan R. Dynner
Attorney-in-Fact

                                  Exhibit Index


     The following Exhibits are filed as part of this Registration Statement pursuant to General Instructions E of Form N-1A.



                                                                      Page in
                                                                     Sequential
                                                                     Numbering
Exhibit No.       Description                                          System
--------------------------------------------------------------------------------


  (5)(b) Amendment and Restated Administration Agreement dated February 1, 1998

  (10)   Opinion and Consent of Counsel dated April 7, 1998

  (11)   Consent of the Independent Certified Public Accountants

  (16)   Schedule of Computation of Performance Quotations

  (17)   Power of Attorney dated March 25, 1998